Share capital	12 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
12.	Share capital

a)     Authorized

Unlimited number of common shares without par value

Unlimited number of preferred shares without par value

As at September 30, 2011, the Company had 34,189,458 common shares issued (2010 – 34,210,782) and 34,010,958 outstanding (2010 – 33,853,782).  There are no preferred shares issued or outstanding at September 30, 2011, 2010 or 2009.

b)     Private placements

Year ended September 30, 2007

During the year ended September 30, 2007, the Company issued 4,430,588 units pursuant to a brokered private placement for net proceeds of $16,025,308 and issued 426,559 warrants to agents in consideration for services received.  Each unit consisted of one common share and one common share purchase warrant.  Each common share purchase warrant entitles the holder to purchase one additional common share of the Company at a price of US$4.00 per share before expiry on March 30, 2009.  The net proceeds of $16,025,308 were allocated $11,063,482 to common shares issued and $4,961,826 to the common share purchase warrants (note 12 (c)) on a relative fair value basis.  The value allocated to the common share purchase warrants was determined using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of $nil; expected volatility of 72%; risk-free interest rate of 3.95%; and expected life of two years.  Effective March 30, 2009 all of these warrants expired, unexercised.

c)     Warrants

The following table summarizes activity related to the Company’s issued share purchase warrants during the years ended September 30, 2010, 2009 and 2008:

	Number of warrants	Average exercise price
Balance, September 30, 2008	4,857,147	$4.00

Expiry of warrants, unexercised (March 30, 2009)	(4,857,147)	4.00
Balance, September 30, 2009, 2010 and 2011	-	$-

d)     Options

The Company provides stock options to directors and certain employees of the Company pursuant to a stock option plan (the “Plan”).  The Plan authorizes a maximum of 10% (3,401,096) of the Company’s issued and outstanding common shares to be reserved for issuance.  The term of the options granted under the plan is five years and options are subject to various vesting requirements. Under the terms of the Plan one-eighteenth of the options granted vest each month with the first eighteenth vesting on the date of grant.

The following table summarizes activity under the Company’s stock option plan for the years ended September 30, 2011, 2010 and 2009:

	Number of options	Average exercise price
Balance, September 30, 2008 (1,967,882 options exercisable)	2,883,869	$2.60
Granted	690,000	1.62
Exercised	(28,750)	1.50
Forfeited	(258,339)	2.66
Balance, September 30, 2009 (2,815,484 options exercisable)	3,286,780	$2.37
Granted	-	-
Exercised	(37,600)	1.49
Expired	(274,500)	1.50
Forfeited	(198,911)	2.27
Balance, September 30, 2010 (2,770,201 options exercisable)	2,775,769	$2.48
Granted	500,000	1.55
Exercised	(291,776)	1.25
Expired	(10,000)	1.25
Forfeited	(205,770)	2.45
Cancelled	(880,000)	3.35
Balance, September 30, 2011	1,888,223	$2.02

In October 2010, the Company cancelled 880,000 options; the cancellation was considered a modification for accounting purposes, with the incremental costs being recognized over the term of the new awards.   The terms of the new awards are described below.

The following table summarizes information about stock options outstanding and exercisable at September 30, 2011:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$1.48	415,000	2.36	$1.48	415,000	$1.48
$1.50	25,000	2.85	$1.50	25,000	$1.50
$1.55	451,500	4.01	$1.55	275,924	$1.55
$2.00	150,000	2.44	$2.00	150,000	$2.00
$2.32	649,723	0.20	$2.32	649,723	$2.32
$3.35	197,000	1.45	$3.35	197,000	$3.35
$1.37 - $3.35	1,888,223	1.93	$2.02	1,712,647	$2.07

The total intrinsic value of options exercised during the year ended September 30, 2011 was $63,155 (2010 - $8,267; 2009 - $20,987).  The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares.

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
As at September 30, 2009
Options outstanding	3,286,780	$2.37	2.97	$488,521
Options vested and expected to vest	3,286,780	$2.37	2.97	$488,521
Options exercisable	2,815,484	$2.48	2.72	$488,521
As at September 30, 2010
Options outstanding	2,775,769	$2.48	2.14	$167,139
Options vested and expected to vest	2,775,769	$2.48	2.14	$167,139
Options exercisable	2,770,201	$2.48	2.14	$167,139
As at September 30, 2011
Options outstanding	1,888,223	$2.02	1.93	$-
Options vested and expected to vest	1,888,223	$2.02	1.93	$-
Options exercisable	1,712,647	$2.07	1.72	$-

The fair value of each stock option is estimated on the date of grant using the Black-Scholes option pricing model.  The following table provides the weighted average grant-date fair value and the weighted average assumptions used in applying the Black-Scholes option pricing model for the years ended September 30, 2011, 2010 and 2009:

	2011	2010	2009
Expected volatility	60%	-	74%
Risk-free interest rate	1.79%	-	1.91%
Expected life (years)	4.5	-	4.0
Expected dividend yield	0%	-	0%

Weighted average grant-date fair value ($ per share)	$0.77	$-	$0.83

The total fair value of stock options granted during the year ended September 30, 2011 was $383,050 (2010 - $nil; 2009 - $602,763).

During the year ended September 30, 2011, the Company recognized compensation expense of $253,649 (2010 - $399,068; 2009 - $1,846,293) for stock options issued to employees.  The total income tax benefit recognized in the statement of earnings (loss) for stock-based compensation is $nil for all periods presented.

e)     Performance Share Unit Awards

A Performance Share Unit (“PSU”) is a right granted to an executive level employee to receive one common share of the Company.  The PSU’s will be earned only if performance goals over the performance periods established by or under the direction of the Compensation Committee are met.  PSU’s vest over three years in equal annual instalments on each anniversary of the date of grant and will be delivered in common stock at the end of each vesting period, based on the recipient’s actual performance compared to the target performance and may equal from zero percent (0%) to one hundred percent (100%) of the target award.  The fair value of each PSU awarded is based upon the quoted price of the Company’s stock on the date of grant.  The Company recognizes compensation based upon its best estimate of the outcome of the performance conditions.  Each reporting period, the Company adjusts its estimates to take account of actual forfeitures.  The expense is amortized on a straight-line basis over the vesting period.

During the year ended September 30, 2011, the Company granted 100,000 target PSU’s at a fair value of $1.55 per share.  During the year, 26,000 of the target awards were forfeited and of the remaining 74,000 target PSU’s, 14,400 were earned.  The Company recognized compensation expense of $7,440 during the year ended September 30, 2011 (year ended September 30, 2010 and 2009: $nil) which represents one third of the fair value of the 14,400 earned PSU’s.

f)     Restricted Share Unit Awards

A Restricted Share Unit (“RSU”) is a right granted to a non-executive director or key employee to receive one common share of the Company on a time vested basis.  The fair value of the restricted share awards is determined based upon the number of shares granted and the quoted price of the Company’s stock on the date of grant.  Restricted shares vest over three years in equal annual instalments on each anniversary of the date of grant and will be delivered in common stock at the end of each vesting period.  The Company recognizes the expense on a straight-line basis over the vesting period.

RSU transactions and the number of RSU’s outstanding are summarized as follows:

Number of RSU’s
Balance, September 30, 2010	-
Granted	206,600
Forfeited	(8,400)
Vested	-

Balance. September 30, 2011	198,200

During the year ended September 30, 2011, 206,600 RSU’s were awarded at a fair value of $1.55 per share; consisting of 146,600 awarded to key employees and 60,000 awarded to non-executive directors of the Company.  The Company recognized compensation expense of $102,401 during the year ended September 30, 2011 (year ended September 30, 2010 and 2009: $nil).

g) Shares held in escrow

In connection with the acquisition of WorksMedia Limited (note 3), 750,000 common shares of the Company were issued.  214,500 of these common shares have been included as part of the purchase consideration, while the remaining 535,500 common shares will only be released from escrow upon the continued employment of the Principal Vendors over a three year period.

On March 10, 2010 and 2011, the Company released a total of 500,000 common shares consisting of 143,000 common shares included as part of the purchase consideration while the remaining 357,000 common shares released related to the continued employment of the Principle Vendors.  As at September 30, 2011, 178,500 common shares remain in escrow and have been excluded from the number of common shares shown as outstanding and will only be recognized as they are released from escrow.

h) Normal course issuer bid

On April 15, 2010, the Company received approval from the TSX Venture Exchange (“TSX-V”) for a Normal Course Issuer Bid (the “Bid”) that enables the Company to purchase and cancel up to 340,000, or approximately 1%, of its outstanding common shares between May 1, 2010 and April 30, 2011.  During the three month period ended December 31, 2010 the Company received approval from the TSX-V to revise the authorized purchase amount from 340,000 shares to approximately 1.7 million shares, or 5% of the outstanding common shares of the Company.  On May 27, 2011, the Company received approval from the TSX-V to extend the Bid authorizing the purchase of approximately 1.7 million shares, or 5% of the outstanding common shares between May 27, 2011 and May 26, 2012.

As at September 30, 2010, the Company held 30,000 shares that had been purchased for cancellation.  During the year ended September 30, 2011, the Company purchased a further 283,100 shares under the Bid for a total purchase price of $404,594. As at September 30, 2011, all 313,100 of these shares have been cancelled.

On cancellation of these 313,100 shares, $165,726 representing the difference between the purchase price and the average book value of the common shares was recorded as an adjustment to contributed surplus.

Since inception of the Bid, the Company has purchased 383,100 shares for a purchase price of $555,197.

i) Earnings per share

The following is a reconciliation of the numerator and the denominators used for the computation of basic and diluted earnings per share amounts:

	September 30, 2011	September 30, 2010	September 30, 2009

Net earnings (loss) for the year (numerator)	$1,101,176	$6,851,994	$(1,769,666)

Weighted average number of shares outstanding (denominator)

Basic	33,927,659	33,804,338	33,610,843

Effect of dilutive securities:

Stock options	11,045	104,014	-
RSU’s	9,424	-	-
PSU’s	685	-	-

Total	33,948,813	33,908,352	33,610,843